Additional Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2023
Additional Information: Condensed Financial Statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
28.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, former VIEs and former VIEs’ subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2023.

Condensed statements of comprehensive loss of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2021	2022	2023
Operating expenses	(10,399)	(4,289)	(3,919)
Loss before income tax	(10,266)	(4,472)	(3,284)
(Loss)/income from subsidiaries and former VIEs	(35,775)	(15,381)	6,095
Net (loss)/income	(46,041)	(19,853)	2,811

Condensed balance sheets of the parent company

	As of December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2022	2023
Cash and cash equivalents	463	107
Amounts due from subsidiaries	127,308	127,282
Others	—	15
Total assets	127,771	127,404

Accounts payable, accrued expenses and other liabilities	397	58
Deficit in subsidiaries	113,938	106,746
Others	204	146
Amounts due to subsidiaries	3,683	3,633
Total liabilities	118,222	110,583
Total shareholders’ equity	9,549	16,821

Condensed statement of cash flows of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2021	2022	2023
Cash flows from operating activities
Net cash used in operating activities	(1,483)	(3,355)	(605)
Cash flows from investing activities
Intercompany fund transfers	(3,000)	—	200
Net cash (used in)/generated from investing activities	(3,000)	—	200
Cash flows from financing activities
Proceeds from exercise of share options	1,284	—	49
Proceeds from issuance of convertible bonds	—	4,735	—
Redemption of convertible bonds	—	(1,050)	—
Net cash generated from financing activities	1,284	3,685	49
(Decrease)/increase in cash, cash equivalents and restricted cash	(3,199)	330	(356)
Cash, cash equivalents and restricted cash at beginning of year	3,332	133	463
Cash, cash equivalents and restricted cash at end of year	133	463	107